Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Trade and other payables

	As at 31 December
	2016	2017
	RMB’000	RMB’000
Trade payables	2,123,904	1,908,457
Bills payable	5,000	—
Amounts due to related parties	3,044,304	3,731,687

	5,173,208	5,640,144

Staff salaries and welfares payable	37,634	123,959
Taxes payable (exclude income tax payable)	1,538,062	2,655,291
Interest payable	465	864
Dividends payable	20,473	23,686
Construction payable	191,043	425,891
Other liabilities	351,701	339,126

	2,139,378	3,568,817

	7,312,586	9,208,961

Aging analysis of trade payables

	As at 31 December
	2016	2017
	RMB’000	RMB’000
Within one year	5,151,868	5,568,507
Between one and two years	7,373	58,016
Over two years	13,967	13,621

	5,173,208	5,640,144